Loans and Loans Held for Sale (Loans) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		$ 723,071	$ 680,895
Deferred loan fees and costs, net	$ 1,075	1,737	1,226
Loans	$ 676,411	724,808	682,121
Commercial business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		99,650	99,277
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		242,393	207,250
Mortgage warehouse lines [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		216,259	216,572
Construction loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		96,035	93,745
Residential real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		44,791	40,744
Loans to individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		23,736	23,074
All other loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Loans		$ 207	$ 233